Shareholders Deficit - USD ($)	Common Stock	Preferred Stock A	Preferred Stock C	Preferred Stock E	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balances at Jun. 30, 2016	537,989,764	1,000,000
Amount Balance at Jun. 30, 2016	$ 537,990	$ 1,000			$ 12,366,476	$ (16,878,382)	$ (3,972,916)
Shares issued to vendors for services rendered, shares	15,701,363
Shares issued to vendors for services rendered, amount	$ 15,701				$ 499,567		465,268
Shares issued upon conversion of convertible notes	75,761,502
Amount of Shares issued upon Conversion of convertible notes	$ 75,762				112,261		188,023
Benefilcial conversion feature of convertible notes					212,771		212,771
Shares Issued as part of legal settlement	6,800,000
Amount Shares Issued as part of legal settlement	6,800				493,199		499,999
Amount cashless exercise of warrants	45,409				$ 278,614		$ 324,023
Shares issued for cash, shares	$ 41,485,294
Shares issued for cash, amount	41,485				415,165		156,650
Shares issued for compensation	11,933,557
amount issued for compensation	$ 11,934				$ 399,330		$ 411,264
Balances at Dec. 31, 2016	735,080,314	1,000,000
Amount Balance at Dec. 31, 2016	$ 735,081	$ 1,000			14,727,383	$ (20,019,075)	(4,555,611)
Amount Shares issued for aquisitions
Shares issued to vendors for services rendered, shares	28,622,776
Shares issued to vendors for services rendered, amount	$ 28,623				1,266,023		$ 1,294,646
Shares issued upon conversion of convertible notes	323,331,050						323,331,050
Amount of Shares issued upon Conversion of convertible notes	$ 323,330				3,872,003		$ 4,195,333
Benefilcial conversion feature of convertible notes
Shares Issued as part of legal settlement	45,000,000
Amount Shares Issued as part of legal settlement	45,000				1,356,975		1,401,975
Amount cashless exercise of warrants	1,500				$ 33,000		34,500
Shares issued for cash, shares	$ 24,682,293						$ 24,682,293
Shares issued for cash, amount	24,682				518,518		543,200
Shares issued for compensation	700,550			789,474
amount issued for compensation	$ 701			$ 789	$ 29,570		$ 31,060
Stock Options to board members and employees					$ 1,642,127		1,642,127
Net Income (Loss)						$ (11,643,339)	$ (11,643,339)
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Balances at Jun. 30, 2017	786,525,118	1,000,000
Amount Balance at Jun. 30, 2017	$ 786,525	$ 1,000			18,062,830	$ (26,154,633)	$ (7,304,278)
Shares issued upon conversion of convertible notes	321,291,865						321,291,865
Amount of Shares issued upon Conversion of convertible notes	$ 321,292				3,626,114		$ 3,947,406
Shares Issued as part of legal settlement	45,000,000
Amount Shares Issued as part of legal settlement	45,000				1,394,975		$ 1,439,975
Shares issued for cash, shares	$ 500,000
Shares issued for cash, amount	500				8,000		8,500
Shares issued for compensation				789,474
amount issued for compensation				$ 789	$ 14,211		$ 15,000
Stock Options Issued for compensation	$ 5,600,000
Stock Options issued for compensation	$ 5,600				174,563		180,163
Stock Options to board members and employees					$ 179,116		$ 179,116
Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Shares issued to vendors for services rendered, shares	5,925,423
Shares issued to vendors for services rendered, amount	$ 5,925				55,575		61,500
Shares issued upon conversion of convertible notes	168,805,244
Amount of Shares issued upon Conversion of convertible notes	$ 168,805				3,203,189		3,371,994
Benefilcial conversion feature of convertible notes					$ 3,328,740		$ 3,328,740
Shares issued for cash, shares	$ 135,149,014
Shares issued for cash, amount	135,149				1,334,851		1,470,001
Shares issued for compensation	39,693,807
amount issued for compensation	$ 39,694				$ 116,571		$ 156,265
Balances at Mar. 31, 2018	1,509,279,945	1,000,000
Amount Balance at Mar. 31, 2018	$ 1,509,280	$ 1,000			$ 31,498,734	$ (33,994,478)	$ (985,464)
Stockholders' Equity Attributable to Parent [Abstract]
Shareholders' Deficiency

Common Stock

As of December 31, 2018, the Company has 4,000,000,000 shares of common stock authorized and 1,891,617,372 shares issued and outstanding.

On March 14, 2017 the Board of Directors and the holders of a majority of the voting capital stock of the Company increased the Company’s common stock authorization from 800,000,000 to 950,000,000 and on September 19, 2017 the authorization was increased to 4,000,000,000 shares.

During the year ended December 31, 2018 the Company issued 733,729,095 shares of common stock, including 289,370,558 for convertible notes payable conversions, 13,597,469 for director and employee compensation, 29,096,402 for option exercises, 8,150,531 for vendor services rendered, 7,462,688 for the FitWhey acquisition, and 386,051,447 for cash. In September 2018, the Company also cancelled 1,818,180 shares of common stock as part of a legal settlement.

During the year ended December 31, 2017 the Company issued 424,626,143 shares of common stock, including 323,331,050 for convertible notes payable conversions, 1,500,000 for warrant exercises, 30,112,800 for services rendered, 45,000,000 as part of a legal settlement, and 24,682,293 for cash.

During the six months ended December 31, 2017 the Company issued 373,181,339 shares of common stock, including 321,291,865 for convertible notes payable conversions, 45,000,000 as part of a legal settlement, 789,474 for the conversion from Series E Preferred Shares, 5,600,000 for services rendered, and 500,000 for cash.

During the six months ended December 31, 2016 the Company issued 197,090,550 shares of common stock for convertible notes payable conversions, warrant exercises, compensation, cash purchases, services rendered, and a legal settlement.

On March 17, 2017, our Board of Directors approved the Rocky Mountain High Brands, Inc. 2017 Incentive Plan (the “2017 Incentive Plan”). The purpose of the Incentive Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders. Initially, the Board authorized 35,000,000 shares of the Company’s common stock to be included in the Plan. The Board of Directors awards these shares at its sole discretion.

On July 14, 2017 the Board of Directors increased the authorized shares in the 2017 Incentive Plan to 65,000,000.

On December 19, 2017 the Board of Directors increased the authorized shares in the 2017 Incentive Plan to 100,000,000.

Preferred Stock

As of December 31, 2018 the Company has 20,000,000 shares of Preferred Stock authorized and 12,789,474 designated through the various Series described below. The remaining 7,210,526 remain undesignated.

Series A Preferred Stock

The Company has 1,000,000 shares of Series A Preferred Stock designated.

From July 11, 2014 to February 28, 2017, our former Chairman of the Board held all of the1,000,000 shares of the Company’s Series A Preferred Stock. He transferred these shares to LSW Holdings, LLC (“LSW”) on February 28, 2017. As of December 31, 2017, LSW held all of these shares.

On March 13, 2017, the Board of Directors approved a Certificate of Designation for our Series A Preferred Stock. This document revises and restates the rights, preferences and features of our Series A Preferred Stock, which consists of 1,000,000 shares, all of which are issued and outstanding. Holders of our Series A Preferred Stock were formerly entitled to cast 400 votes for every share held, and shares of Series A Preferred Stock were convertible to common stock at a rate of 100 shares of common stock for every share of Series A Preferred Stock. Following the filing of the Certificate of Designation, holders of Series A Preferred Stock were entitled to cast 1,200 votes for every share held, and shares of Series A Convertible Preferred Stock are convertible to common stock at a rate of 1,200 shares of common stock for every share of Series A Preferred Stock.

On July 5, 2017, the Company again amended the Certificate of Designation for our Series A Preferred Stock. The amendment changed the conversion ratio of our Series A Preferred Stock from 1,200 shares of common stock for every share of Series A Preferred stock to 100 shares of common stock for every share of Series A Preferred Stock. The amendment was approved by the Company’s Board of Directors and LSW, the holder of our Series A Preferred Stock.

On July 24, 2017, the Company’s Board of Directors approved an amendment to the Certificate of Designation for the Series A Preferred Stock that changed the voting rights back to 400 votes from 1,200 for every share of Series A Preferred Stock.

On August 30, 2018 in the case entitled Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, et al, a judgment by the District Court in Dallas County, Texas voided the Series A Preferred Stock ab initio. The shares were cancelled on October 26, 2018 and as of December 31, 2018 are no longer issued and outstanding.

Series B Preferred Stock

The Company has 7,000,000 shares of Series B Preferred Stock designated and none outstanding as of December 31, 2018, December 31, 2017 and June 30, 2017.

Series C Preferred Stock

The Company amended its Articles of Incorporation as of November 13, 2015 to designate 2,000,000 shares of Series C Preferred Stock, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share is convertible 50 shares of common stock.

On November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Series C Preferred Stock shares. As of June 30, 2017, there were 1,107,607 shares of Series C Preferred shares outstanding and the related redemption value of these shares was classified as a current liability. On October 6, 2017, the Company and the holder reached a legal settlement whereby the Company agreed to an exchange of the Preferred C Stock back to the originating note payable in accordance with the terms of the Exchange Agreement. The holder then assigned the note to GHS in exchange for $1,000,000 consideration paid to him by GHS. As of December 31, 2018 and December 31, 2017, there are no Series C Preferred Stock shares outstanding. Interest expense recognized on these shares for the year ended December 31, 2017 and the six months ended December 31, 2017 and 2016 was $121,598, $43,506, $158,836, respectively.

Series D Preferred Stock

The Company amended its Articles of Incorporation as of March 21, 2016 to designate 2,000,000 shares of Series D Preferred Stock, a non-voting, non-interest bearing convertible preferred stock. Each Series C preferred share is convertible to 100 shares of common stock. As of December 31, 2018, December 31, 2017 and June 30, 2017, there are no Series D preferred shares outstanding.

Series E Preferred Stock

On September 19, 2017, the Board of Directors designated a new Series E Preferred Stock. Holders of Series E Preferred Stock are entitled to cast 2,000 votes per share of Series E Preferred Stock on any proposal to increase our authorized capital stock, with no other voting rights. Series E Preferred Stock is convertible to common stock on a 1:1 basis. On the same day, the Board granted Michael Welch, Chairman of the Board 789,474 shares of Series E Preferred stock as payment for his deferred compensation. On October 31, 2017, Mr. Welch converted his 789,474 shares of Series E Preferred Stock to 789,474 shares of common stock. As of December 31, 2018, December 31, 2017, there are no shares of Series E Preferred Stock outstanding.

Warrants

During the year ended December 31, 2018, the Company granted no common stock warrants and none were exercised or forfeited. As of December 31, 2018, there were 12,650,000 warrants outstanding. Exercise prices range from $.001 to $.02 per share.

During the year ended December 31, 2017, the Company granted 12,150,000 common stock warrants and none were exercised. As part of a legal settlement, 55,096,825 warrants were returned to the Company and cancelled on October 6, 2017. As of December 31, 2017 there were 650,000 warrants outstanding.

During the six months ended December 31, 2017, the Company granted 12,000,000 common stock warrants and none were exercised. As part of a legal settlement, 55,096,825 warrants were returned to the Company and cancelled on October 6, 2017.

During the six months ended December 31, 2016, the Company granted 9,037,500 common stock warrants and 38,026,204 were exercised.

Options

During the year ended December 31, 2018, the Company issued 13,566,768 options to purchase common stock. The options have an exercise price of $.003 and vested immediately. During the year ended December 31, 2018, 35,100,000 options were exercised and none were forfeited. As of December 31, 2018, there were 46,256,768 options outstanding. Exercise prices range from $.003 to $.045 per share.

During the year ended December 31, 2017, the Company issued 67,790,000 options to purchase common stock. The options have an exercise price ranging from $.003 to $.045 and vested immediately. During the year ended December 31, 2017, no options were exercised and none were forfeited. As of December 31, 2017, there were 67,790,000 options outstanding. Exercise prices range from $.001 to $.045 per share.

During the six months ended December 31, 2017, the Company issued 39,440,000 options to purchase common stock. The options have an exercise price ranging from $.001 and $.003 and vested immediately.

There were no options granted or outstanding during the six months ended December 31, 2016.

Balances at Dec. 31, 2017	1,159,706,457	1,000,000
Amount Balance at Dec. 31, 2017	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)
Shares Issued for Aquisitions	7,462,688
Amount Shares issued for aquisitions	$ 7,463				67,537		75,000
Shares issued to vendors for services rendered, shares	8,150,531
Shares issued to vendors for services rendered, amount	$ 8,151				74,112		$ 82,263
Shares issued upon conversion of convertible notes	289,370,558						289,370,558
Amount of Shares issued upon Conversion of convertible notes	$ 289,370				3,731,895		$ 4,021,265
Benefilcial conversion feature of convertible notes					$ 1,554,580		1,554,580
Shares Issued as part of legal settlement	(1,818,181)	(1,000,000)
Amount Shares Issued as part of legal settlement	(1,818)	(1,000)					(2,818)
Shares issued for cash, shares	$ 386,051,448						$ 386,051,447
Shares issued for cash, amount	386,051				3,283,452		3,669,503
Shares issued for stock option exercises, shares	29,096,402
Shares issued for stock option exercises, amount	$ 29,096						$ 29,096
Shares issued for compensation	13,597,469						13,597,469
amount issued for compensation	$ 13,597				$ 144,589		$ 158,187
Stock Options Issued for compensation
Stock Options issued for compensation					108,205		108,205
Net Income (Loss)						(3,355,937)	(3,355,937)
Balances at Dec. 31, 2018	1,891,617,372
Amount Balance at Dec. 31, 2018	$ 1,891,617				32,424,179	(35,018,351)	$ (702,555)
Stockholders' Equity Attributable to Parent [Abstract]
Shareholders' Deficiency

Common Stock

As of March 31, 2019, the Company has 200,000,000 shares of common stock authorized and 104,169,609 shares issued and outstanding.

During the three months ended March 31, 2019 the Company issued 9,588,740 shares of common stock, including 1,750,000 shares for convertible notes payable conversions, 7,813,337 shares for cash, and 25,403 shares for compensation.

Preferred Stock

The Company has 20,000,000 shares of preferred stock authorized as of March 31, 2019, of which 12,789,474 are specifically designated to a series of preferred stock and 7,210,526 remain undesignated.

Series A Preferred Stock

The Company has 1,000,000 shares of Series A Preferred Stock designated, of which none were outstanding as of March 31, 2019 and December 31, 2018. LSW Holdings LLC was the holder of these shares. Lily Li, who was the Company’s Executive Vice President until April 5, 2018, is the Managing Member of LSW and, in that capacity, had the authority to direct voting and investment decisions with regard to its holdings in the Company. On October 26, 2018 these shares were ruled void ab initio by a District Court in Dallas County, Texas. The Company cancelled these shares effective that date.

Series B Preferred Stock

The Company has 7,000,000 shares of Series B Preferred Stock designated, of which none were outstanding as of March 31, 2019 and December 31, 2018.

Series C Preferred Stock

The Company has 2,000,000 shares of Series C Preferred Stock designated, of which none were outstanding as of March 31, 2019 and December 31, 2018. Series C Preferred Stock is 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share is convertible to 2.5 shares of common stock.

Series D Preferred Stock

The Company has 2,000,000 shares of Series D Preferred Stock designated, of which none were outstanding as of March 31, 2019 and December 31, 2018. Series D Preferred Stock is a non-voting, non-interest bearing convertible preferred stock. Each Series D preferred share is convertible to 5 shares of common stock.

Series E Preferred Stock

On September 19, 2017, the Board of Directors approved a new Series E Preferred Stock. Holders of Series E Preferred Stock are entitled to cast 100 votes per share of Series E Preferred Stock on any proposal to increase our authorized capital stock, with no other voting rights. Series E Preferred Stock is convertible to common stock on a 20:1 basis. On the same day, the Board granted our Chairman 789,474 shares of Series E Preferred stock as payment for his deferred compensation. On October 31, 2017, Mr. Welch converted his 789,474 shares of Series E Preferred Stock to 39,474 shares of common stock. As of March 31, 2019 and December 31, 2018 there were no shares outstanding.

Warrants

During the three months ended March 31, 2019 the Company granted no common stock warrants, none were exercised, and none were cancelled.

Options

During the three months ended March 31, 2019 the Company granted to a new employee 500,000 options to purchase common stock with a term of three years and an exercise price of $.06. None of the options were vested as of March 31, 2019. No options were exercised and none were cancelled during the three months ended March 31, 2019.

Shares issued upon conversion of convertible notes	1,750,000						1,750,000
Amount of Shares issued upon Conversion of convertible notes	$ 1,750				$ 169,592		$ 171,342
Shares issued for cash, shares	$ 7,813,337
Shares issued for cash, amount	7,813				1,009,233		1,017,046
Shares issued for compensation	25,403						25,403
amount issued for compensation	$ 25				$ 3,976		$ 4,001
Balances at Mar. 31, 2019	104,169,609
Amount Balance at Mar. 31, 2019	$ 104,170				$ 35,404,015	$ (36,281,611)	$ (773,426)